Derivative Instruments (Fair Value Of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Customer Counterparties Loan Interest Rate Swap Assets | Not Designated as Hedging Instrument | Other Assets
Derivatives, Fair Value [Line Items]
Notional Amount	$ 234,806	$ 372,995
Fair Value	7,352	10,811
Customer Counterparties Loan Interest Rate Swap Liabilities | Not Designated as Hedging Instrument | Other Assets
Derivatives, Fair Value [Line Items]
Notional Amount	207,201	0
Fair Value	8,111	0
Financial Institution Counterparties Loan Interest Rate Swap Asset | Not Designated as Hedging Instrument | Other Liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	207,201	0
Fair Value	8,111	0
Financial Institution Counterparties Loan Interest Rate Swap Liabilities | Not Designated as Hedging Instrument | Other Liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	241,995	380,995
Fair Value	7,360	10,872
Financial Institution Counterparties Loan Interest Rate Swap Liabilities | Designated as Hedging Instrument | Other Liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	4,626	5,475
Fair Value	$ 12	$ 61